Changes in Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Financing Receivable, Impaired [Line Items]
Additional loans with concessions, Number of Loans	1
Number of Loans	5	4
Additional loans with concessions, Recorded Investment	$ 2,411
Writedown, Recorded Investment	(333)
Principal paydowns, Recorded Investment	(561)
Post-Modification Outstanding Recorded Investment	$ 7,119	$ 5,602